CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS (Q2)	6 Months Ended
Jun. 30, 2023
CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
4.	CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
In preparing the Interim Financial Information, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, profit and loss. Estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may not be equal to the related actual results. The significant judgement made by management in applying the Group’s accounting policies and key sources of estimation uncertainty were the same as those described in the Annual Financial Statements, except for the depreciation of mining machines.
The useful life of mining machines is changed from one to two years to one to five years as a result of the review conducted in June 2023. The impact of the change in useful life on the Group’s financial position and profit or loss was not material.